Shareholder Fees - NICHOLAS FUND INC - NICHOLAS FUND INC - NICHOLAS FUND INC	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee	$ (15.00)
Exchange Fee (as a percentage of Amount Redeemed)	0.00%